Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Office equipment	5 years
Leasehold improvement	5 years
Leasehold premises	Over lease term